Income Taxes - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred income tax assets:
Tax loss carry forwards	¥ 27,926,708		¥ 37,387,150
Impairment loss of long-term investments	10,523,946		9,023,946
Lease liability	10,179,317		10,244,488
Impairment loss of intangible assets and other non-current assets	945,446		3,013,216
Provision for loan receivable and other receivables	1,887,015		1,887,015
Accrued expenses and other payables	2,818,170		4,010,281
Property and equipment, net	81,512		890,374
Donation	7,500,000		5,268,750
Total gross deferred income tax assets	61,862,114		71,725,220
Less: valuation allowance	(48,897,848)		(56,172,945)	¥ (44,713,570)	¥ (21,275,591)
Total deferred income tax assets, net	12,964,266		15,552,275
Deferred income tax liabilities:
Intangible assets	23,338,194		27,646,528
Right-of-use assets	9,838,270		9,891,733
Deferred revenues			1,090,988
Contract cost assets	4,719,124		3,416,705
Total gross deferred income tax liabilities	37,895,588		42,045,954
Deferred income tax assets			2,491,792
Deferred income tax liabilities	¥ 24,931,322	$ 3,912,268	¥ 28,985,472